Income Taxes - Schedule of Components of Deferred Tax (Details) - CAD ($)	Jul. 31, 2020	Jul. 31, 2019
Income Taxes
Operating tax losses carried forward- USA	$ 92,620	$ 101,510
Intellectual property	(92,620)	(98,033)
Convertible debentures		(3,477)
Net Deferred tax liability (asset)